Pension and other long-term employee benefits	12 Months Ended
Dec. 31, 2011
Pension and other long-term employee benefits
13.	Pension and other long-term employee benefits

Elster Group provides postretirement benefits for most of its employees, either directly or by contributions to pension funds managed by third parties. The benefits provided vary according to legal regulations, tax requirements and economic conditions of the countries. Certain group subsidiaries provide benefits under defined benefit pension plans. These benefits are normally based on the employees’ remuneration and years of service. German pension benefit plans are unfunded. Funded defined benefit pension plans mainly exist in the US, the UK, Canada, Australia and Belgium. These funded plans involve contributions by Elster Group to a separate pension fund that invests in accordance with the respective investment guideline and local law.

The US based subsidiaries provide postretirement healthcare and life insurance benefits. The German subsidiaries participate in an early retirement program designed to create an incentive for employees, within a certain age group, to retire early (Altersteilzeit). The measurement date for the defined benefit plans was December 31.

For defined contribution plans, the subsidiaries make contributions to pension funds managed by third parties as required by law or collective bargaining agreements or voluntarily. Total costs recognized for defined contribution pension plans in the accompanying statements of operations in 2011, 2010 and 2009 were $32,021, $26,003 and $25,512 respectively.

The cost of employees’ benefits under defined benefit and defined contribution plans is allocated to the functional costs appropriate to the employees in the statements of operations.

German pension plan

The components of net periodic benefit costs for German benefit plans are as follows:

Net periodic benefit cost	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
Service cost	$1,151	$1,170	$1,106	$1,939	$1,366	$3,068
Interest cost	5,085	4,800	5,115	528	378	463
Gain on curtailments	0	0	-74	0	0	0
Amortization of net gain	-68	-122	-507	0	0	0
Net periodic benefit cost	$6,168	$5,848	$5,640	$2,467	$1,744	$3,531

Change in Benefit Obligation	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Benefit obligation at beginning of year	$96,648	$102,111	$7,740	$9,151
Service cost	1,151	1,170	1,939	1,366
Interest cost	5,085	4,800	528	378
Actuarial loss	9,902	522	0	0
Benefits paid	-4,981	-4,621	-2,209	-2,488
Exchange rate changes	-3,842	-7,334	-264	-667
Benefit obligation at end of year	$103,963	$96,648	$7,734	$7,740
Unfunded status at end of year	$103,963	$96,648	$7,734	$7,740

Liability consists of:

	2011	2010	2011	2010
Current liabilities	$4,871	$4,913	$2,052	$2,455
Noncurrent liabilities	$99,092	$91,735	$5,682	$5,285

The total accumulated benefit obligation for German defined benefit pension plans was $ 99,528 and $ 94,072 as of December 31, 2011 and 2010, respectively.

The actuarial loss impacting the projected benefit obligation was primarily due to decreases in the discount rates.

Amounts recognized for German defined benefit plans in accumulated other comprehensive income (loss) consist of the following:

	2011	2010	2009
Actuarial gains, net in the accumulated other comprehensive income at the beginning of year	$10,443	$11,047	$17,667
Net actuarial loss reported in the period	-9,244	-482	-6,106
Amortization of actuarial gain, net	-68	-122	-507
Curtailment/Settlement	0	0	-7
Actuarial gains, net in the accumulated other comprehensive income at the end of year	$1,131	$10,443	$11,047

Actuarial gains of $21 included in accumulated other comprehensive income (loss) will be amortized into income in 2011.

The determination of discount rates for German and foreign plans is based on a yield curve constructed from a portfolio of high quality bonds rated AA or better, for which the timing and amount of cash outflows approximate the estimated payouts of the plan. Assumptions regarding future mortality are based on published statistics and mortality tables.

The weighted-average assumptions used to determine German benefit obligations as at December 31 are:

	Pension benefits		Other benefits
	2011	2010	2011	2010
Discount rate	4.5%	5.1%	4.3%	4.8%
Rate of compensation increase	2.8%	2.8%	-	-

The weighted-average assumptions used to determine German net periodic benefit cost for years 2011, 2010 and 2009 are:

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
Discount rate	5.1%	5.3%	5.7%	4.8%	5.1%	4.9%
Rate of compensation increase	2.8%	2.8%	2.8%	-	-	-

The benefits expected to be paid for the German defined benefit plans over the next ten years are:

	Pension Benefits	Other Benefits

2012	$4,871	$2,052
2013	4,973	1,731
2014	5,241	1,479
2015	5,134	1,124
2016	5,461	1,003
Years 2017 - 2021	$28,586	$2,212

Foreign pension plans

The components of net periodic benefit costs for all foreign benefit plans are as follows:

Net periodic benefit cost	Pension Benefits			Other Benefits
	2011	2010	2009	2011		2010	2009
Service cost	$394	$407	$411		$567	$527	$418
Interest cost	3,858	3,852	4,091		1,188	1,460	1,642
Expected return on plan assets	-3,812	-3,412	-2,967		0	0	0
Amortization of prior service credit	0	0	0		-1,244	-1,174	-1,260
Loss (gain) on settlements or curtailments	156	0	106		0	-249	0
Amortization of net (gain) loss	201	67	105		-962	-557	-629
Net periodic benefit cost (credit)	$797	$914	$1,746	§	-451	$7	$171

Change in benefit obligation	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Benefit obligation at beginning of year	$75,120	$72,267	$23,970	$28,377
Service cost	394	407	567	527
Interest cost	3,858	3,852	1,188	1,460
Plan participants´ contributions	69	94	0	0
Actuarial loss (gain)	8,242	3,041	445	-4,262
Curtailments/Settlements	-312	0	0	-73
Benefits paid	-4,382	-3,688	-1,964	-2,076
Transfers	-25	-147	0	0
Exchange rate changes	-299	-706	-56	17
Benefit obligation at end of year	$82,665	$75,120	$24,150	$23,970

Change in plan assets

	2011	2010	2011	2010
Fair value of plan assets at beginning of year	$52,502	$48,210	$0	$0
Actual return on plan assets	3,673	4,653	0	0
Transfers	-25	-110	0	0
Employer contributions	3,692	3,376	0	0
Plan participants´ contributions	69	94	0	0
Curtailments/Settlements	-312	0	0	0
Benefits paid	-4,049	-3,355	0	0
Exchange rate changes	-192	-366	0	0
Fair value of plan assets at end of year	$55,358	$52,502	$0	$0
Unfunded status at end of year	$27,307	$22,618	$24,150	$23,970

Liability consists of:

	2011	2010	2011	2010
Current liabilities	$4,692	$4,169	$1,909	$1,949
Noncurrent liabilities	$22,615	$18,449	$22,241	$22,021

The total accumulated benefit obligation for all foreign defined benefit pension plans was $81,456 and $74,043 as of December 31, 2011 and 2010, respectively.

Information for pension plans with an accumulated benefit obligation in excess of plan assets as of December 31:

	2011	2010
Projected benefit obligation	$82,227	$68,122
Accumulated benefit obligation	$81,016	$67,887
Fair value of plan assets	$54,919	$46,099

Amounts recognized for all foreign defined benefit plans in accumulated other comprehensive income consist of the following:

	2011	2010	2009
Actual gains, net accumulated in the other comprehensive income (loss) at the beginning of year	$6,689	$4,780	$4,509
Net actuarial gain (loss) reported in the period	-8,673	2,399	668
Amortization of actuarial gain, net	-761	-490	-524
Curtailment/Settlement	156	0	127
Actuarial losses (gains), net accumulated in the other comprehensive income (loss) at the end of year	$-2,589	$6,689	$4,780

Past service credits accumulated in the other comprehensive income (loss) at the beginning of year	$3,598	$4,940	$6,200
Amortization of past service credit	-1,244	-1,166	-1,260
Curtailment/Settlement	0	-176	0
Past service credit accumulated in the other comprehensive income (loss) at the end of year	$2,354	$3,598	$4,940

Net amount recognized in accumulated other comprehensive income (loss) at the end of year	$-235	$10,287	$9,720

For foreign defined benefit plans actuarial losses of $203 and past service credits of $1,205 included in accumulated other comprehensive income (loss) will be amortized into income in 2012.

The weighted-average assumptions used to determine foreign benefit obligations as at December 31 are:

	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Discount rate	4.5%	5.2%	4.4%	5.2%
Rate of compensation increase	3.5%	3.4%	-	-

The weighted-average assumptions used to determine foreign net periodic benefit cost for years 2011, 2010 and 2009 are:

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
Discount rate	5.2%	5.6%	6.4%	5.2%	5.3%	6.5%
Expected return on plan assets	7.3%	7.1%	7.6%	-	-	-
Rate of compensation increase	3.4%	3.3%	3.4%	-	-	-

Assumed health care cost trend rates at December 31 are:

	Other Benefits
	2011	2010	2009
Health care cost trend rate assumed for next year	9.0%	9.0%	6.9%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	2014	2014	2012

The table below shows the impact of a one percent point change in the assumed rate of health care cost:

	1% increase	1% decrease
Effect on total of service and interest cost	$81	$-74
Effect on postretirement benefit obligation	$-1,266	$1,171

The fair value of Elster Group pension plan assets as of December 31, 2011 and 2010 is measured as follows:

		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable	Significant Unobservable Inputs
2011	Total	(Level 1)	(Level 2)	(Level 3)
Investment funds	$53,145	$15,247	$37,898	$0
Insurance contracts	2,213	0	2,213	0
Total assets	$55,358	$15,247	$40,111	$0

2010	Total	(Level 1)	(Level 2)	(Level 3)
Investment funds	$50,112	$17,950	$32,031	$131
Insurance contracts	2,390	0	2,390	0
Total assets	$52,502	$17,950	$34,421	$131

Elster Group pension plan assets consist of investments funds and guaranteed insurance contracts managed by local trustees and fund managers in several foreign countries. Consistent with their investment strategy and local laws and regulations, the investment funds and insurance carriers invest in a diversified portfolio of equity securities (2011: 57%; 2010: 60%), fixed income securities (2011: 36%, 2010: 35%), real estate (2011: 1%, 2010: 0%) and other assets (2011: 6%, 2010: 5%).

The fair value of the investment funds classified as level 1 are based on quoted prices in active markets. The fair value of the investment funds classified as level 2 are based on the quoted prices in active markets of the underlying net assets of the investment fund. The insurance contracts have a guaranteed return on the accrued balances and future premiums plus a participation right in higher returns generated by the investments made. The fair values have been obtained from the insurance carriers.

On average, the expected rate of return is 9.0% on equity securities and 4.8% on fixed income instruments. The respective rates of return take into account country-specific conditions and are based, among other things, on interest and dividend income expected over the long term, as well as increases in the value of the portfolio after deduction of directly allocable taxes and expenses.

Elster expects to pay $3,570 in contributions to defined benefit plans in 2012. The benefits expected to be paid over the next ten years are:

	Pension Benefits	Other Benefits

2012	$4,692	$1,909
2013	4,314	1,848
2014	4,329	1,803
2015	4,702	1,767
2016	4,528	1,681
Years 2017-2021	$24,857	$8,075